ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

1. ORGANIZATION AND BUSINESS BACKGROUND

catTHIS HOLDINGS CORP. was incorporated on January 04, 2021 under the laws of the state of Nevada.

The Company, through its subsidiary, engages in providing digital marketing service.

On June 25, 2021, the Company acquired 100% of the equity interests in catTHIS Holdings Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

For purposes of consolidated financial statement presentation, catTHIS Holdings Corp. and its subsidiary is hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

catTHIS HOLDINGS CORP. was incorporated on January 04, 2021 under the laws of the state of Nevada.

The Company, through its subsidiary, engages in providing digital marketing service.

On June 25, 2021, the Company acquired 100% of the equity interests in catTHIS Holdings Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

For purposes of consolidated financial statement presentation, catTHIS Holdings Corp. and its subsidiary is   hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

catTHIS HOLDINGS CORP. was incorporated on January 04, 2021 under the laws of the state of Nevada.

The Company, through its subsidiary, engages in providing digital marketing service.

On June 25, 2021, the Company acquired 100% of the equity interests in catTHIS Holdings Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

For purposes of consolidated financial statement presentation, catTHIS Holdings Corp. and its subsidiary is hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

catTHIS HOLDINGS CORP. was incorporated on January 04, 2021 under the laws of the state of Nevada.

The Company, through its subsidiary, engages in providing digital marketing service.

On June 25, 2021, the Company acquired 100% of the equity interests in catTHIS Holdings Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

For purposes of consolidated financial statement presentation, catTHIS Holdings Corp. and its subsidiary is hereinafter referred to as the “Company”.